Equity Method Investees	12 Months Ended
Dec. 31, 2011
Equity Method Investees [Abstract]
Equity Method Investees

2. Equity Method Investees

As of December 31, 2011, the Company has investments in the following companies that are accounted for under the equity method: the Jacobs Group (50%), the Nix Group (50%), Penske Wynn Ferrari Maserati (50%), Max Cycles (50%), Innovative Media (45%), QEK Global Solutions (22.5%), and Fleetwash, LLC (7%). Jacobs Group, Nix Group, and Penske Wynn Ferrari Maserati are engaged in the sale and servicing of automobiles. Max Cycles is engaged in the sale and servicing of BMW motorcycles, QEK is an automotive fleet management company, Innovative Media provides dealership graphics, and Fleetwash provides vehicle fleet washing services. These investments in entities accounted for under the equity method amounted to $58,386 and $59,097 at December 31, 2011 and 2010, respectively.

The Company also has a 9.0% limited partnership interest in Penske Truck Leasing Co., L.P. (“PTL”), a global transportation services provider. The Company’s investment in PTL, which is accounted for under the equity method, amounted to $240,254 and $229,309 at December 31, 2011 and 2010, respectively.

In 2010, the Company exchanged its 50% interest in the Reisacher Group for 100% ownership in three BMW franchises previously held by the joint venture. The Company recorded $13,331 of intangible assets in connection with this transaction. The Company sold its investment in Cycle Express, LP, in the fourth quarter of 2010 for $14,616, which resulted in a pre-tax gain of $5,295. In 2009, the Company sold its investment in a Mexican entity which operates several Toyota franchises for $7,865, which resulted in a pre-tax gain of $581.

The combined results of operations and financial position of the Company’s equity basis investments are summarized as follows:

Condensed income statement information:

	Year Ended December 31,
	2011	2010	2009
Revenues	$5,970,595	$4,531,588	$4,748,082
Gross margin	1,802,301	1,749,504	1,794,563
Net income	255,145	198,793	138,504
Equity in net income of affiliates	25,451	20,569	13,808

Condensed balance sheet information:

	December 31,
	2011	2010
Current assets	$1,159,066	$933,160
Noncurrent assets	7,228,052	6,135,749

Total assets	$8,387,118	$7,068,909

Current liabilities	$916,344	$830,616
Noncurrent liabilities	6,330,666	5,233,973
Equity	1,140,108	1,004,320

Total liabilities and equity	$8,387,118	$7,068,909